Subsequent Events (Detail Textuals) - USD ($)	2 Months Ended		3 Months Ended		12 Months Ended
	Nov. 13, 2019	Nov. 05, 2019	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Feb. 29, 2020
Subsequent Event [Line Items]
Number of units sold in private placement					947,150
Private placement of shares, net of issuance cost			$ 816,020	$ 1,470,310	$ 1,470,310
Price per share of private placement units sold					$ 1.60
Number of common share under each unit					1
Each warrant entitles to purchase common share					1
Term of warrants					24 months
Number of warrants issued						500,000
Exercise price of warrants					$ 1.38	$ 0.44	$ 1.07
Consulting agreements
Subsequent Event [Line Items]
Number of warrants issued						1,000,000
Subsequent Events
Subsequent Event [Line Items]
Number of units sold in private placement	1,554,245
Private placement of shares, net of issuance cost	$ 699,410.25
Price per share of private placement units sold	$ 0.45
Number of common share under each unit	1
Each warrant entitles to purchase common share	1
Number of warrant issued to broker	8,750
Subsequent Events | November 13, 2020
Subsequent Event [Line Items]
Exercise price of warrants	$ 0.80
Subsequent Events | November 13, 2021
Subsequent Event [Line Items]
Exercise price of warrants	$ 1.20
Subsequent Events | Consulting agreements
Subsequent Event [Line Items]
Shares issued for services (Shares)		1,000,000
Shares issued price per share		$ 0.55
Term of stock option issued		5 years
Term of warrants		3 years
Number of brokers warrants exercisable		3,937.50
Number of warrants issued		225,000
Exercise price of warrants		$ 0.80